                                                                Michele H. Abate
                                                       Associate General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                          March 7, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Paragon Separate Account A
      File No. 811-05382

Commissioners:

Annual reports dated December 31, 2015 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329,

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual report for the MFS Emerging Markets Equity Portfolio of Met Investors Series Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual report for the Russell 2000(R) Index Portfolio of Metropolitan Series Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.


Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Associate General Counsel
Metropolitan Life Insurance Company